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                HARTFORD LEADERS ACCESS (SERIES I AND SERIES IR)
                             SEPARATE ACCOUNT SEVEN
                         HARTFORD LIFE INSURANCE COMPANY

                        SUPPLEMENT DATED FEBRUARY 2, 2004
                    TO THE PROSPECTUS DATED JANUARY 30, 2004


The following replaces the description of the investment goal for the "MFS(R) Global Equity Series" under the section of your prospectus entitled "The Funds":

          MFS(R) Global Equity Series (closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks capital appreciation.



  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4846
File No. 333-70153